Concentration of Risks (Details)	12 Months Ended
Dec. 31, 2024
Concentration of Risks [Line Items]
Interest-bearing borrowing	10.00%
Outstanding principal balance of loans, percentage	43.10%
Sales partners, percentage	67.30%
Sales Partners A [Member]
Concentration of Risks [Line Items]
Outstanding principal balance of loans, percentage	32.90%
Sales partners, percentage	0.60%
Sales Partners B [Member]
Concentration of Risks [Line Items]
Outstanding principal balance of loans, percentage	10.20%
Sales partners, percentage	43.00%
Sales Partners C [Member]
Concentration of Risks [Line Items]
Sales partners, percentage	23.80%